INCOME TAXES - accumulated non-capital losses for tax purposes (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Investment tax credit carryovers	$ 3,698	$ 2,693
2022 | FEDERAL
INCOME TAXES
Accumulated non-capital losses	22,792
2022 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses	22,712
2021 | FEDERAL
INCOME TAXES
Accumulated non-capital losses	19,469
2021 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses	18,562
2020 | FEDERAL
INCOME TAXES
Accumulated non-capital losses	10,836
2020 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses	10,546
2019 | FEDERAL
INCOME TAXES
Accumulated non-capital losses	5,381
2019 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses	5,457
2018 | FEDERAL
INCOME TAXES
Accumulated non-capital losses	4,137
2018 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses	4,044
2017 | FEDERAL
INCOME TAXES
Accumulated non-capital losses	2,526
2017 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses	2,578
2016 | FEDERAL
INCOME TAXES
Accumulated non-capital losses	1,544
2016 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses	1,399
2015 | FEDERAL
INCOME TAXES
Accumulated non-capital losses	873
2015 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses	844
2014 | FEDERAL
INCOME TAXES
Accumulated non-capital losses	662
2014 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses	644
2013 | FEDERAL
INCOME TAXES
Accumulated non-capital losses	747
2013 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses	738
2012 | FEDERAL
INCOME TAXES
Accumulated non-capital losses	765
2012 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses	757
2011 | FEDERAL
INCOME TAXES
Accumulated non-capital losses	61
2011 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses	$ 59